Condensed Schedule of Investments (Parenthetical) (United States Treasury Bills due, USD $)	Dec. 31, 2011	Dec. 31, 2010
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 17,650,000	$ 38,347,223
SERIES A
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	8,300,000	16,066,728
SERIES B
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 9,350,000	$ 22,280,495